Note 11 - Deposits (Details) - Interest Expense on Deposits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Expense on Deposits [Abstract]
NOW accounts	$ 17	$ 15	$ 15
Savings accounts	42	31	34
Money market accounts	347	414	372
Certificates	528	751	1,383
	$ 934	$ 1,211	$ 1,804